SIGNIFICANT ACCOUNTING POLICIES - Summary of Aging of Trade Receivables (Details) - Credit Risk - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Trade receivables	$ 1,359	$ 181
Between one and two months
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Trade receivables	843	159
Between two and three months
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Trade receivables	318	15
More than three months
Disclosure Of Financial Assets That Are Either Past Due Or Impaired [Line Items]
Trade receivables	$ 198	$ 7